Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Loss for the period	€ 32,365	€ 19,477	€ 30,223
Adjustments for the period:
Income taxes	4	1	(20)
Depreciation and amortisation	906	403	351
Net gain from disposal of leasehold improvements and equipment	(5)	25	(19)
Share based payments	2,469	2,035	1,943
Finance income / costs - net	(15)	(60)	2,983
Total	(29,006)	(17,073)	(24,985)
Change in trade and other receivables	33	(322)	1,140
Change in inventories	(36)	(19)	(44)
Change in other assets	340	121	(399)
Change in trade, other payables, provisions and contract liabilities	(791)	66,856	(1,018)
Cash used in operating activities	(29,460)	49,563	(25,306)
Interest received	628	218	106
Paid interest	(224)	(342)	(349)
Paid income tax	0	(1)	0
Net cash used in operating activities	(29,056)	49,438	(25,549)
Cash flow from investing activities
Purchase of intangible assets	(150)	(30)	(43)
Purchase of leasehold improvements and equipment	(1,324)	(691)	(625)
Cash received from the sale of leasehold improvements and equipment	0	1	35
Cash paid for investments in convertible note and warrants	0	0	(296)
Cash paid for investments in financial assets	(45,131)	(14,029)	(13,084)
Cash received from maturity of financial assets	50,945	0	22,063
Cash paid for investments in long term financial assets	0	(861)	0
Net cash used for investing activities	4,340	(15,610)	8,050
Cash flow from financing activities
Proceeds from issue of common shares	31,373	25,113	23,123
Transaction costs related to issue of common shares	(2,215)	(1,701)	(1,648)
Proceeds from borrowings	562	0	2,500
Transaction costs related to borrowings	0	0	(11)
Repayment of lease liabilities	(405)	0	0
Repayment of borrowings	(3,277)	(2,917)	(167)
Cash flow from financing activities	26,038	20,495	23,797
Exchange-rate related changes of cash and cash equivalents	(917)	669	(1,867)
Net changes to cash and cash equivalents	1,322	54,323	6,297
Cash and cash equivalents at the beginning of the period	94,829	39,837	35,407
Cash and cash equivalents at the end of the period	95,234	94,829	39,837
Cash and cash equivalents at the end of the year	€ 95,234	€ 94,829	€ 39,837